COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$20.00	879	July 2024	September 2018 Public Offering
$224.00	4,092	September 2024	July 2019 Public Offering
$28.00	57,230	November 2025	November 2020 Public Offering
$56.00	140,552	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$56.00	175,065	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants)
Grand Total	377,818

Exercise Price		Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$24.00		879	July 2024	July 2019 Public Offering
$224.00	*	4,092	September 2024	September 2018 Public Offering
$28.00		57,230	November 2025	November 2020 Public Offering
$56.00		140,552	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$56.00		175,065	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants
Grand Total		377,818

*	During the year ended October 31, 2021, the cashless exercise provision of these warrants expired and the exercise price adjusted to $224.00.

As of October 31, 2020, there were outstanding warrants to purchase 4,978 shares of our common stock with exercise prices ranging from $0 to $29.76 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$29.76	886	July 2024	July 2019 Public Offering
$-	4,092	September 2024	September 2018 Public Offering
Grand Total	4,978

SCHEDULE OF WARRANTS ACTIVITY

A summary of warrant activity was as follows (In thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2019	5,401	$6.40	4.76	$114,069
Issued	62,500	100.00
Exercised *	(423)	1.60
Exchanged	(62,500)	100.00
Outstanding and exercisable warrants at October 31, 2020	4,978	$6.40	3.76	$110,640
Issued	603,183	38.40
Exercised	(230,343)	16.00
Outstanding and exercisable warrants at October 31, 2021	377,818	$53.60	4.63	$631,089

*	Includes the cashless exercise of 406 warrants that resulted in the issuance of 406 shares of common stock.

SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY

In measuring the warrant liability for the September 2018 Public Offering warrants at April 30, 2022 and October 31, 2021, the Company used the following inputs in its Monte Carlo simulation model:

	April 30, 2022	October 31, 2021
Exercise Price	$20.00	$24.00
Stock Price	$6.56	$38.80
Expected Term	2.37 years	2.87 years
Volatility %	109%	123%
Risk Free Rate	2.79%	0.77%

In measuring the warrant liability for the September 2018 Public Offering warrants at October 31, 2021 and October 31, 2020, the Company used the following inputs in its Monte Carlo simulation model:

	October 31, 2021	October 31, 2020
Exercise Price	$24.00	$29.60
Stock Price	$38.80	$27.20
Expected Term	2.87 years	3.87 years
Volatility %	123%	106%
Risk Free Rate	0.77%	0.29%

Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at April 30, 2022 and October 31, 2021, the Company used the following inputs in its Black Scholes model:

	April 30, 2022	October 31, 2021
Exercise Price	$56.00	$56.00
Stock Price	$6.56	$38.80
Expected Term	5.00 years	5.00 years
Volatility %	110%	106%
Risk Free Rate	2.92%	1.18%

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at October 31, 2021 and April 14, 2021 (issuance date), the Company used the following inputs in its Black Scholes model:

	October 31, 2021	April 14, 2021
Exercise Price	$56.00	$56.00
Stock Price	$38.80	$45.60
Expected Term	5.00 years	5.00 years
Volatility %	106%	106%
Risk Free Rate	1.18%	0.85%